Derivative Liabilities - Additional Information (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended						12 Months Ended					12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	May 28, 2014 USD ($)	May 28, 2014 CAD	Dec. 31, 2014 Options Held [Member] USD ($)	Dec. 31, 2013 Options Held [Member] USD ($)	Dec. 31, 2014 Investor warrants expiring April 30, 2015 [Member] USD ($)		Dec. 31, 2013 Investor warrants expiring April 30, 2015 [Member] USD ($)	Dec. 31, 2014 Investor warrants expiring April 30, 2015 [Member] CAD		Dec. 31, 2014 Investor warrants expiring March 29, 2016 [Member] USD ($)		Dec. 31, 2013 Investor warrants expiring March 29, 2016 [Member] USD ($)		Dec. 31, 2014 Investor warrants expiring March 29, 2016 [Member] CAD		Dec. 31, 2014 Options to Contractors [Member] USD ($)	Dec. 31, 2013 Options to Contractors [Member] USD ($)	Dec. 31, 2011 Options to Contractors [Member]	Dec. 31, 2010 Options to Contractors [Member]	Dec. 31, 2014 Invester Warrant [Member]
Derivative [Line Items]
Common shares issuable upon exercise of outstanding warrants	4,201		540	540			1,307	[1]				821	[2]									2,128
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.50	4.32						4.32	[1]					4.32	[2]
Fair value of warrants							$ 411		$ 2,015			$ 789		$ 794
Gain (Loss) On Derivative Instruments, Net, Pretax	349	0																	42
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																				36	29
Derivative Liability					119	54
Gains (Losses) on Extinguishment of Debt							211					138
Adjustments To Additional Paid In Capital Warrant Issued							657					183
Percentage Of Warrant Issued							71.00%					48.00%
Unrealized Gain (Loss) on Derivatives	$ 355	$ 3,777					$ 736		$ 2,683			$ (316)	[3]	$ 1,052	[3]			$ (95)	$ 42

[1]	On April 30, 2010, the Company announced that it had completed a first closing of a non-brokered private placement of 240,066 units, at a price of CAD$0.03 per unit for net proceeds of CAD$7,200. Each unit consisted of one common share and one common share purchase warrant. As a result of the share consolidations, each fifty-four (54) warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$4.32 per whole share for a period of five years from the issue date.
[2]	On March 29, 2011, the Company announced that it had completed a non-brokered rights offering of 84,559 units, at a price of CAD$0.03 per unit for total net proceeds of $2,547. Each unit consisted of one common share and one common share purchase warrant. As a result of the share consolidations, each fifty-four (54) warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$4.32 per whole share for a period of five years from the issue date.
[3]	Options have a three year term from the date the contractual relationship is severed and unless approved by the board, never greater than the original seven year term established from the date of issuance. Options which remain unexercised once the contractual relationship is severed after the lesser of three years from the date of severance or the seven years from date of original grant, are considered to be forfeited.